advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
advance billings and customer deposits
Contract liabilities at beginning of period	$ 788	$ 777	$ 780	$ 732	$ 732
Revenue deferred in previous period and recognized in current period	637	626	689	670	670
Net additions arising from operations	628	633	686	723	718
Regulatory deferral account drawdown		(1)		(3)	(7)
Additions arising from business combinations	1	5	3	6	7
Contract liabilities at end of period	780	788	780	788	780
Current	691	700	691	700	691
Deferred revenues	72	67	72	67	71
Deferred customer activation and connection fees	$ 17	$ 21	$ 17	$ 21	$ 18